UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Brazil - 4.3%
Banco do Brasil	113,000		842,000
BRF	93,400	[a]	462,517
BRF, ADR	157,187	[a]	784,363
Cia Energetica de Minas Gerais, ADR	412,755		738,831
Gerdau, ADR	270,918		1,056,580
MRV Engenharia e Participacoes	176,600		566,251
Petroleo Brasileiro	116,400		631,854
			5,082,396
Cambodia - .6%
NagaCorp	648,000		679,476
Chile - .7%
Itau CorpBanca	86,392,233		815,221
China - 33.2%
Alibaba Group Holding, ADR	15,582	[a]	2,727,006
Baidu, ADR	6,846	[a]	1,550,482
China Communications Services, Cl. H	2,686,000		2,224,431
China Conch Venture Holdings	277,000		952,891
China Construction Bank, Cl. H	4,559,399		4,037,308
China Life Insurance, Cl. H	829,000		1,873,733
China Machinery Engineering	1,872,000		911,106
China ZhengTong Auto Services
Holdings	2,132,000		1,306,567
CNOOC, ADR	18,458		3,280,171
ENN Energy Holdings	67,000		610,352
Geely Automobile Holdings	377,000		801,193
Guangzhou Automobile Group, Cl. H	658,000		714,274
Hengan International Group	126,500		1,138,681
Industrial & Commercial Bank of China,
Cl. H	4,837,090		3,562,144
Lianhua Supermarket Holdings, Cl. H	1,002,000	[a]	255,327
Midea Group	47,100		286,892
Parkson Retail Group	7,174,452	[a]	776,975
PetroChina, ADR	3,980	[a]	294,759
PetroChina, Cl. H	3,184,000		2,369,111
PICC Property & Casualty, Cl. H	1,140,000		1,283,975
Ping An Insurance Group Company of
China, Cl. H	202,000		1,945,686
Semiconductor Manufacturing
International	669,500	[a]	789,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
China - 33.2% (continued)
Shanghai Pharmaceuticals Holding, Cl. H	487,000		1,278,191
Tencent Holdings	89,900		3,894,378
			38,865,513
Colombia - 1.0%
Bancolombia, ADR	26,206		1,136,292
Greece - 1.0%
Hellenic Telecommunications
Organization	95,045		1,212,455
Hong Kong - 5.2%
Beijing Enterprises Water Group	3,332,369	[a]	1,817,173
China Everbright International	979,000		824,487
China Overseas Land & Investment	396,000		1,253,779
China Resources Power Holdings	751,989		1,354,754
Shanghai Industrial Holdings	363,000		864,864
			6,115,057
Hungary - 1.2%
Richter Gedeon	71,771		1,410,361
India - 7.7%
Aurobindo Pharma	87,295		877,242
Coal India	295,592		1,191,724
ICICI Bank	221,253		1,068,734
ICICI Bank, ADR	56,687		545,896
India Cements	443,651		790,645
Indian Oil	349,626		766,773
Mahindra & Mahindra	45,390		617,754
Reliance Industries	53,295		932,994
State Bank of India	366,439	[a]	1,599,542
Tata Steel	74,371		629,665
			9,020,969
Indonesia - 2.0%
Astra International	2,003,000		985,862
Telekomunikasi Indonesia	5,812,100		1,377,069
			2,362,931
Mexico - 5.3%
Alpek	622,740		917,230
Cemex	440,900	[a]	312,468
Cemex, ADR	219,242	[a]	1,554,426
Gentera	733,600		744,534
Grupo Financiero Banorte, Cl. O	256,700		1,750,858
Mexichem	273,585		923,203
			6,202,719
Philippines - .8%
Metropolitan Bank & Trust	708,195		970,212

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Poland - 1.5%
Bank Polska Kasa Opieki	55,703		1,755,981
Russia - 3.9%
LUKOIL	22,035		1,534,594
Lukoil, ADR	11,642		803,298
Sberbank of Russia	553,080		1,490,960
Sberbank of Russia, ADR	65,269		708,495
			4,537,347
South Africa - 4.9%
Absa Group	71,413		789,941
Aspen Pharmacare Holdings	47,300		938,017
Barloworld	91,691		779,951
Sasol	39,334		1,541,775
Sasol, ADR	19,738		774,914
The Foschini Group	82,323		978,072
			5,802,670
South Korea - 14.3%
CJ CheilJedang	5,150		1,584,580
Hankook Tire	31,212		1,308,036
Hyundai Engineering & Construction	13,607		733,432
Hyundai Mobis	5,645		1,135,948
KB Financial Group	20,544		954,161
KB Financial Group, ADR	6,652		304,728
LG Chem	2,966		975,211
POSCO	466		136,683
POSCO, ADR	17,320		1,255,873
Samsung Electronics	110,695		4,818,014
Samsung Fire & Marine Insurance	4,670		1,111,755
Shinhan Financial Group	26,397		1,033,921
SK Telecom	855		201,624
SK Telecom, ADR	44,204		1,149,746
			16,703,712
Taiwan - 7.3%
ASE Technology Holding	440,048	[a]	1,078,809
Fubon Financial Holding	726,000		1,203,106
Taiwan Semiconductor Manufacturing	630,638		5,256,172
Yuanta Financial Holding	2,043,000		1,034,304
			8,572,391
Thailand - 1.4%
Krung Thai Bank	2,716,000		1,609,850
Total Common Stocks (cost $101,461,620)			112,855,553

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets ETF
(cost $1,732,116)		40,532	1,749,766
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.2%
Brazil - 1.2%
Banco do Estado do Rio Grande do Sul,
Cl. B	7.14	164,800	597,198
Cia Brasileira de Distribuicao	1.13	38,200	764,544
Total Preferred Stocks (cost $1,077,909)			1,361,742
		Number of
		Rights
Rights - .0%
Hong Kong - .0%
China Everbright International
(cost $0)		362,592	28,181
	7-Day
	Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $910,484)	1.91	910,484 [b]	910,484
Total Investments (cost $105,182,129)		99.8%	116,905,726
Cash and Receivables (Net)		.2%	221,228
Net Assets		100.0%	117,126,954

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	108,220,149	4,635,404	†	-	112,855,553
Equity Securities - Foreign
Preferred Stocks	1,361,742	-		-	1,361,742
Exchange-Traded Fund	1,749,766	-		-	1,749,766
Registered Investment
Company	910,484	-		-	910,484
Rights	-	28,181	†	-	28,181
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	64		-	64
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(624)		-	(624)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Emerging Markets Fund
August 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
United States
Dollar	28,617	Brazilian Real	118,990	9/4/18	(587)
Morgan Stanley
		United States
Hong Kong Dollar	6,506,319	Dollar	828,971	9/4/18	64
UBS Securities
United States
Dollar	239,993	Hong Kong Dollar	1,883,765	9/4/18	(37)
Gross Unrealized Appreciation					64
Gross Unrealized Depreciation					(624)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At August 31, 2018, accumulated net unrealized appreciation on investments was $11,723,597, consisting of $18,458,863 gross unrealized appreciation and $6,735,266 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)